Loss Per Share (EPS) - Basic or Diluted (Details) - Consolidated entity - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [Line items]
Loss of year attributable to common holders (in EUR)	€ (27,618,903)	€ (12,245,000)	€ (3,823,000)
Loss of year attributable to preferred holders (in EUR)			(4,631,000)
Loss of year attributable to equity holders (in EUR)	€ (27,618,903)	€ (12,245,000)	€ (8,454,000)
Weighted average shares	23,792,693	18,097,988	6,728,500
Basic earnings loss per share	€ (1.161)	€ (0.677)	€ (0.568)
Diluted earnings loss per share	€ (1.161)	€ (0.677)	€ (0.568)